Note 9 - Stock-based Awards: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Details
Fair Value Assumptions, Expected Volatility Rate	128.20%
StockPriceOnDateOfGrant	$ 0.33
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years	3 years
Fair Value Assumptions, Risk Free Interest Rate	1.68%
Sharebased Compensation Arrangement By Sharebased Payment Award FairValue Assumptions Expected Forfeiture Rate	0.00%	0.00%